GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of total revenues attributed to geographic areas
The following table presents the total revenues for the years ended December 31, 2019, 2018 and 2017, allocated to the geographic areas in which they were generated:

	Year ended December 31,
	2019	2018	2017

North America (mainly U.S.)	$195,903	$197,440	$213,471
Europe	50,669	46,858	48,146
Other	14,878	8,547	12,369

	$261,450	$252,845	$273,986

Schedule of property and equipment attributed to geographic areas
The following table presents the locations of the Company’s property and equipment as of December 31, 2019 and 2018:

	December 31,
	2019	2018

Israel	$7,873	$11,193
U.S.	2,545	3,997
Europe	500	459

	$10,918	$15,649